Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 325,972	$ 369,041	$ 329,406
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	373,546	258,264	248,018
Provisions for cardholder losses	49,362	41,264	38,381
Share-based compensation	43,728	41,549	30,790
Dividends received from equity investments	15,246	12,097	9,189
Amortization of debt issuance costs	13,570	1,841	1,817
Provisions for bad debt expenses, billing adjustments and merchant losses	7,584	4,495	2,823
Deferred income tax (benefit) expense	7,435	(4,083)	(8,963)
Charges for transaction processing provisions	5,351	6,976	9,468
Loss (gain) on disposal of equipment, net	774	(397)	(293)
Amortization of bond discount	750	397	383
Gain on disposal of subsidiaries		(3,568)	(86,961)
Changes in value of private equity investments	(811)	(4,038)	(793)
(Gain) loss on foreign currency	(1,748)	388	999
Excess tax benefit from share-based payment arrangements	(9,905)	(24,357)	(7,185)
Equity in income of equity investments	(25,933)	(22,106)	(17,583)
Changes in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	(73,235)	(39,218)	(33,406)
Prepaid expenses, other current assets and other long-term assets	(57,835)	(8,498)	(10,525)
Accounts payable	(12,562)	(3,987)	8,765
Accrued salaries and employee benefits	(2,597)	29,168	414
Other current liabilities and other long-term liabilities	59,217	(55,034)	45,457
Net cash provided by operating activities	717,909	600,194	560,201
Cash flows from investing activities:
Cash used in acquisitions, net of cash acquired	(2,345,493)	(750)	(38,584)
Purchases of property and equipment	(51,132)	(54,640)	(75,913)
Additions to contract acquisition costs	(45,847)	(58,728)	(88,871)
Additions to internally developed computer software	(34,043)	(39,219)	(41,501)
Additions to licensed computer software from vendors	(11,551)	(50,729)	(29,638)
Purchase of private equity investments	(4,930)	(3,525)	(3,291)
Proceeds from insurance recovery for loss on disposal			6,212
Proceeds from dispositions, net of expenses paid and cash disposed		3,568	44,979
Proceeds from sale of private equity investment	120	1,839
Net cash used in investing activities	(2,492,876)	(202,184)	(226,607)
Cash flows from financing activities:
Proceeds from long-term borrowings	2,666,295	1,912	1,396
Proceeds from exercise of stock options	11,708	58,636	34,869
Excess tax benefit from share-based payment arrangements	9,905	24,357	7,185
Subsidiary dividends paid to noncontrolling shareholders	(5,548)	(5,028)	(7,172)
Purchase of noncontrolling interest	(5,878)		(37,500)
Debt issuance costs	(26,555)
Repurchase of common stock under plans and tax withholding	(30,275)	(242,235)	(170,516)
Dividends paid on common stock	(73,378)	(73,677)	(74,796)
Principal payments on long-term borrowings and capital lease obligations	(724,084)	(54,719)	(69,939)
Net cash provided by (used in) financing activities	1,822,190	(290,754)	(316,473)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(11,197)	(7,111)	(6,168)
Net increase in cash and cash equivalents	36,026	100,145	10,953
Cash and cash equivalents at beginning of period	389,328	289,183	278,230
Cash and cash equivalents at end of period	425,354	389,328	289,183
Supplemental cash flow information:
Interest paid	84,420	40,425	40,969
Income taxes paid, net	$ 87,428	$ 171,455	$ 135,770